Severance Indemnities and Pension Plans (Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 2,639,445	¥ 2,196,632
Accrued benefit cost	(106,363)	(103,957)
Domestic, Japan | Non-contributory pension benefits and SIP
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,310,512	1,448,579
Service cost	28,099	31,728
Interest cost	30,210	23,954
Plan participants’ contributions	0	0
Acquisitions/ Divestitures	(257)	(354)
Amendments	0	0
Actuarial loss (gain)	(97,490)	(109,527)
Benefits paid	(66,015)	(65,960)
Lump-sum payment	(13,495)	(17,908)
Translation adjustments and other	0	0
Benefit obligation at end of fiscal year	1,191,564	1,310,512	¥ 1,448,579
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	3,409,772	3,333,330
Actual return on plan assets	358,683	117,384
Employer contributions	25,130	25,184
Acquisitions/ Divestitures	(182)	(26)
Plan participants’ contributions	0	0
Benefits paid	(66,015)	(65,960)
Translation adjustments and other	0	(140)
Fair value of plan assets at end of fiscal year	3,727,388	3,409,772	3,333,330
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	2,553,516	2,116,823
Accrued benefit cost	(17,691)	(17,563)
Net amount recognized	2,535,825	2,099,260
Foreign offices and subsidiaries | Pension benefits
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	199,316	198,793
Service cost	13,354	14,759	13,231
Interest cost	9,303	8,850	8,461
Plan participants’ contributions	0	0
Acquisitions/ Divestitures	1,478	0
Amendments	0	(2,075)
Actuarial loss (gain)	2,757	(5,195)
Benefits paid	(9,139)	(7,721)
Lump-sum payment	(6,568)	(5,837)
Translation adjustments and other	9,946	(2,258)
Benefit obligation at end of fiscal year	220,447	199,316	198,793
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	193,635	196,991
Actual return on plan assets	13,285	7,761
Employer contributions	4,653	2,826
Acquisitions/ Divestitures	0	0
Plan participants’ contributions	0	0
Benefits paid	(9,139)	(7,721)
Translation adjustments and other	14,528	(6,222)
Fair value of plan assets at end of fiscal year	216,962	193,635	196,991
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	84,712	79,809
Accrued benefit cost	(88,197)	(85,490)
Net amount recognized	(3,485)	(5,681)
Foreign offices and subsidiaries | Other benefits
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	23,394	25,719
Service cost	77	52	52
Interest cost	1,144	1,266	1,216
Plan participants’ contributions	362	430
Acquisitions/ Divestitures	0	0
Amendments	0	0
Actuarial loss (gain)	(573)	(1,107)
Benefits paid	(2,439)	(2,555)
Translation adjustments and other	1,434	(411)
Benefit obligation at end of fiscal year	23,399	23,394	25,719
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	22,490	23,671
Actual return on plan assets	1,911	993
Acquisitions/ Divestitures	0	0
Plan participants’ contributions	362	430
Benefits paid	(2,439)	(2,555)
Translation adjustments and other	1,563	(277)
Fair value of plan assets at end of fiscal year	24,141	22,490	¥ 23,671
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	1,217	0
Accrued benefit cost	(475)	(904)
Net amount recognized	742	(904)
Foreign offices and subsidiaries | Other benefits netting
Change in plan assets:
Employer contributions	¥ 254	¥ 228